Cover Page	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Document Type	40-F
Entity Registrant Name	TC ENERGY CORPORATION
Entity File Number	1-31690
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001232384
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	4922
Entity Address, Address Line One	TC Energy Tower, 450 - 1 Street S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 5H1
City Area Code	403
Local Phone Number	920-2000
Title of 12(b) Security	Common Shares (including Rightsunder Shareholder Rights Plan) ofTC Energy Corporation
Trading Symbol	TRP
Security Exchange Name	NYSE
Audited Annual Financial Statements	true
Annual Information Form	true
Entity Common Stock, Shares Outstanding	938,399,506
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Amendment Flag	false
TRANSCANADA PIPELINES LIMITED
Entity Information [Line Items]
Document Type	40-F
Entity Registrant Name	TRANSCANADA PIPELINES LIMITED
Entity File Number	1-8887
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000099070
Entity Tax Identification Number	52-2179728
Security Reporting Obligation	15(d)
Entity Common Stock, Shares Outstanding	902,108,711
Amendment Flag	false
Business Contact
Entity Information [Line Items]
Contact Personnel Name	TransCanada PipeLine USA Ltd
Entity Address, Address Line One	700 Louisiana Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002-2700
City Area Code	832
Local Phone Number	320-5201